Licensing Agreement	9 Months Ended
Apr. 30, 2016
Licensing Agreement [Abstract]
Licensing Agreement
7.            Licensing Agreement

On October 6, 2015, the Company entered into an amendment to an agreement to use certain technology owned by Aegis Therapeutics, LLC (“Aegis’ Technology”). This amendment had an effective date of May 19, 2015 and allowed the Company to evaluate Aegis’ Technology until August 17, 2015. The amendment also provided an opportunity for the Company to elect to further extend the period of time during which the Company could evaluate Aegis’ Technology until February 13, 2016. In exchange for electing to further extend this period of time, the Company paid Aegis $75,000 and issued 13,697 shares of the Company’s common stock. The shares issued in this transaction were using the stock price at issuance date and amounted to $106,152.

During February 2016, the Company elected to further extend the period of time during which the Company could evaluate Aegis’ Technology until August 11, 2016. The Company paid Aegis $75,000 and issued 10,746 shares of the Company’s common stock. The shares issued in this transaction were using the stock price at issuance date and amounted to $106,385.

On April 26, 2016 (the “Amendment Date”), the Company and Aegis entered into the Amended and Restated Material Transfer, Option and Research License Agreement (the “Restated License Agreement”) which amends and restates in its entirety the Material Transfer, Option and Research License Agreement, dated as of December 1, 2014, by and between the Company and Aegis. Under the Restated License Agreement, the Company has been granted an exclusive royalty-free research license, for a period of time (the “Compound Research Period”) to Aegis’ proprietary delivery enhancement and stabilization agents, including, but not limited to, Aegis’ ProTek® and Intravail® technologies (collectively, the “Technology”) to enable the Company to conduct a feasibility study of opioid antagonists when used with the Technology (the “Study”) and evaluate the Company’s interest in licensing the Technology through use of the Compound in additional studies.

The Company agreed to pay Aegis (i) an aggregate of $300,000, of which the Company may elect to pay up to 50% by issuing shares of the Company’s common stock, par value $0.001 per share, to Aegis, with the number of shares to be issued equal to 75% of the average closing price of the Company’s common stock over the 20 trading days preceding the date of payment as consideration for extending the Compound Research Period pursuant to two separate extension payments of $150,000 each, and (ii) 50,000 shares of common stock as partial consideration for entering into the Restated License Agreement. The shares issued in this transaction were valued using the stock price at issuance date and amounted to $431,500. The Company exercised such extensions through payment of the first and second extension fees prior to October 13, 2015 and prior to February 13, 2016, respectively. The Restated License Agreement shall expire on the earlier of (i) the expiration of the “Opiant Negotiation Periods” (as defined in the Restated License Agreement) and (ii) on 30 days prior written notice by the Company; provided, however, that Aegis shall have the right to terminate the license granted in the event the Company does not pursue commercially reasonable efforts to exploit a “Product”, defined as (i) pharmaceutical formulations containing the Compound as an active ingredient and (ii) Aegis’s proprietary chemically synthesizable excipient(s), including without limitation the Intravail® excipients.

During the term of the Restated License Agreement, the Company has a right of first refusal and option to add any, or all of the “Additional Compounds” (as defined in the Restated License Agreement), which the Company may exercise at any time upon written notice to Aegis. The Company has granted Aegis a co-exclusive license with the Company to use the data from the Company’s Studies under the Restated License Agreement for certain purposes. Pursuant to the Restated License Agreement, Aegis granted the Company an exclusive option (the “Opiant Option”) to obtain an exclusive, worldwide, royalty-bearing license (with the right to grant sublicenses through multiple tiers) under Aegis’s interests in the Technology and any “Joint Invention” (as such term is defined in the Restated License Agreement) to the Technology to research, develop, make, have made, use, sell, offer for sale, and import products containing the “Compound” (as defined in the Restated License Agreement) or an Additional Compound. The Company may exercise such Opiant Option with respect to the Compounds by written notice to Aegis within 90 days of the completion of the Study for (i) the Compounds or (ii) the Additional Compounds. In the event the Company exercises the Opiant Option, the parties have 120 days to negotiate and execute a definitive license agreement.